File Number: 33-89354
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                              September 25, 2015


                          PIONEER DYNAMIC CREDIT FUND


           SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED AUGUST 1, 2015


FUND SUMMARY
As of the date of this supplement, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Michael Temple, Senior Vice President and
                       Director of Fixed Income Credit Research of
                       Pioneer (portfolio manager of the fund since
                       2011) and Thomas Swaney, Senior Vice
                       President and Head of Alternative Fixed
                       Income, U.S. at Pioneer (portfolio manager of
                       the fund since 2015)

                                                                   28881-00-0915
                                 (Copyright)2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                              September 25, 2015


                          PIONEER DYNAMIC CREDIT FUND


               SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 1, 2015


FUND SUMMARY
As of the date of this supplement, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Michael Temple, Senior Vice President and
                       Director of Fixed Income Credit Research of
                       Pioneer (portfolio manager of the fund since
                       2011) and Thomas Swaney, Senior Vice
                       President and Head of Alternative Fixed
                       Income, U.S. at Pioneer (portfolio manager of
                       the fund since 2015)

MANAGEMENT
As of the date of this supplement, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Michael Temple and Thomas Swaney. The portfolio managers may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Pioneer's affiliates. Mr. Temple is a Senior Vice President and Director of Fixed Income Credit Research of Pioneer. He joined Pioneer in 2002 and has been an investment professional since 1991. Mr. Temple has served as a portfolio manager of the fund since 2011. Mr. Swaney is a Senior Vice President and Head of Alternative Fixed Income, U.S. at Pioneer. Prior to joining Pioneer in 2013, Mr. Swaney was a Portfolio Manager and member of the Strategic Investment and Operating Committee for the Absolute Return and Opportunistic Fixed Income Group at J.P. Morgan Asset Management from 2010 until January 2013. Mr. Swaney was previously a Portfolio Manager and Head of Corporate

Bond Portfolio Management at OFI Institutional Asset Management from 2002 until 2009. Mr. Swaney has served as a portfolio manager of the fund since 2015 and has been an investment professional since 1996.


































                                                                   28880-00-0915
                                 (Copyright)2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC